FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 423	£ 562	£ 521
Credit Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	278	409
Debit Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	(27)	(79)
Funding Valuation Adjustment [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Adjustments [Line Items]
Valuation Adjustment	£ 172	£ 232